Lease	12 Months Ended
Dec. 31, 2019
Lease
Lease

14. Lease

The Group has entered into various non-cancellable operating and finance lease agreements for certain offices, warehouses, retail and service locations, equipment and vehicles worldwide. The Group determines if an arrangement is a lease, or contains a lease, at inception and record the leases in the financial statements upon lease commencement, which is the date when the underlying asset is made available for use by the lessor.

The balances for the operating and finance leases where the Group is the lessee are presented as follows within the consolidated balance sheet:

As of December 31,
2019
Operating leases:
Right-of-use assets - operating lease	1,997,672

Current portion of operating lease liabilities	608,747
Non-current operating lease liabilities	1,598,372
Total operating lease liabilities	2,207,119

Finance leases:
Right-of-use assets - finance lease	155,051

Current portion of finance lease liabilities	40,334
Non-current finance lease liabilities	88,790
Total finance lease liabilities	129,124

The components of lease expenses were as follows:

Year Ended
December 31,
Lease cost:	2019
Amortization of right-of-use assets	522,035
Interest of operating lease liabilities	137,459
Expenses for short-term leases within 12 months and other non-lease component	155,613
Total lease cost	815,107

Other information related to leases where the Group is the lessee is as follows:

	As of December 31,
	2019
Weighted-average remaining lease term:
Operating leases	4.7	years
Finance leases	3.9	years

Weighted-average discount rate:
Operating leases	5.83%
Finance leases	5.77%

Supplemental cash flow information related to leases where we are the lessee is as follows (in thousands):

Year Ended
December 31,
2019
Operating cash outflows from operating leases	482,782
Operating cash outflows from finance leases (interest payments)	5,969
Financing cash outflows from finance leases	43,916
Right-of-use assets obtained in exchange for operating lease liabilities	777,169

As of Dec 31, 2019, the maturities of our operating and finance lease liabilities (excluding short-term leases) are as follows (in thousands):

	Operating	Finance
	Leases	Leases
2020	716,289	50,043
2021	574,702	36,585
2022	466,041	28,206
2023	332,357	20,042
2024	173,133	7,858
Thereafter	254,607	—
Total minimum lease payments	2,517,129	142,734
Less: Interest	310,010	13,610
Present value of lease obligations	2,207,119	129,124
Less: Current portion	608,747	40,334
Long-term portion of lease obligations	1,598,372	88,790

As of December 31, 2019, the Group had future minimum lease payments for non-cancelable short-term operating leases of RMB33,580.

As previously reported in our Annual Report on Form 20-F for the year ended December 31, 2018 and under legacy lease accounting (ASC 840), future minimum lease payments under non-cancellable leases as of December 31, 2018 are as follows:

Operating
Leases
2019	393,734
2020	457,892
2021	444,909
Thereafter	1,091,911
Total minimum lease payments	2,388,446

For the year ended December 31, 2017 and 2018, the Company recognized lease expense of RMB228,478 and RMB490,936, respectively, under ASC 840.